Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Aug. 31, 2013
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ (730,904)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	(1,009,735)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	38.60%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	34.00%
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	(282,129)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	(343,310)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	(3,778)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	(98,941)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	17,909
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 10	(768,796)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 11	(219,744)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 12	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 13	487,742
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 14	1,211,047
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 15	0
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 16	$ 0